NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
NATURE OF OPERATIONS [abstract]
NATURE OF OPERATIONS

1.   NATURE OF OPERATIONS

Fortuna Silver Mines Inc. (the “Company”) is a publicly traded company incorporated and domiciled in British Columbia, Canada.

The Company is engaged in precious and base metal mining and related activities in Argentina, Burkina Faso, Mexico, Peru, and Côte d’Ivoire. The Company operates the open pit Lindero gold mine (“Lindero”) in northern Argentina, the underground Yaramoko gold mine (“Yaramoko”) in south western Burkina Faso, the underground San Jose silver and gold mine (“San Jose”) in southern Mexico, the underground Caylloma silver, lead, and zinc mine (“Caylloma”) in southern Peru, and is developing the open pit Séguéla gold mine (“Séguéla”) in south western Côte d’Ivoire.

The Company’s common shares are listed on the New York Stock Exchange under the trading symbol FSM and on the Toronto Stock Exchange under the trading symbol FVI.

The Company’s registered office is located at Suite 650 - 200 Burrard Street, Vancouver, Canada, V6C 3L6.